Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (3,417,334)	$ (1,599,466)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,890	3,056
Stock-based compensation	130,141	334,837
Write off of receivable from related party	22,242
Loss on disposal of property and equipment	1,199
Changes in assets and liabilities:
Prepaid expenses	8,302	(242,845)
Receivable from related parties	(114,961)	(36,475)
Prepaid expenses, long-term	184,934	(184,934)
Accrued expenses	809,279	(57,385)
Accounts payable	336,715	50,291
Deferred rent	(9,642)	2,783
Net cash used in operating activities	(2,044,235)	(1,730,138)
Cash flows from investing activities
Purchase of property and equipment	(1,924)	(11,792)
Net cash used in investing activities	(1,924)	(11,792)
Cash flows from financing activities
Payments of deferred offering costs	(334,188)
Net cash used in financing activities	(334,188)
Net decrease in cash	(2,380,347)	(1,741,930)
Cash, beginning of period	4,308,821	6,050,751
Cash, end of period	1,928,474	4,308,821
Noncash investing and financing activities:
Deferred offering costs included in accounts payable and accrued expenses	$ 423,458